Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Changes in Group's Provisions
Changes in the Group’s provisions for the fiscal years ended December 31, 2020, 2019 and 2018 are as follows:

	Provision for lawsuits and contingencies			Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Noncurrent		Current	Noncurrent	Current	Noncurrent		Current		Noncurrent	Current
Amount as of December 31, 2017	11,667		688	1,196	1,018	41,871		736		54,734	2,442

Increases charged to expenses	3,320		357	3,021	—	3,785		—		10,126	357
Decreases charged to income	(371)		(266)	—	—	(14,250)		—		(14,621)	(266)
Amounts incurred due to payments/utilization	(76)		(129)	—	(933)	—		(1,514)		(76)	(2,576)
Net exchange and translation differences	6,826		471	495	80	43,674		758		50,995	1,309
Increases due to business combination (2)	—		—	465	—	—		—		465	—
Result from net monetary position (3)	(204)		66	—	—	—		—		(204)	66
Reclassifications and other movements	73		(64)	(1,457)	1,457	(16,647	) (1)	1,804	(1)	(18,031)	3,197

Amount as of December 31, 2018	21,235		1,123	3,720	1,622	58,433		1,784		83,388	4,529

Increases charged to expenses	18,460	(4)	9	1,695	—	7,409		—		27,564	9
Decreases charged to income	(2,358)		(744)	(63)	—	(2,950)		—		(5,371)	(744)
Amounts incurred due to payments/utilization	(73)		(194)	—	(1,821)	—		(2,774)		(73)	(4,789)
Net exchange and translation differences	7,405		443	479	106	35,219		1,079		43,103	1,628
Result from net monetary position (3)	(92)		—	—	—	—		—		(92)	—
Reclassifications and other movements	(744)		648	(2,003)	2,003	(1,004	) (1)	2,176	(1)	(3,751)	4,827

Amount as of December 31, 2019	43,833		1,285	3,828	1,910	97,107		2,265		144,768	5,460

Increases charged to expenses	8,917		219	3,428	—	11,117		—		23,462	219
Decreases charged to income	(6,331	) (5)	(1,039)	(224)	—	(5,249)		—		(11,804)	(1,039)
Amounts incurred due to payments/utilization	(43)		(132)	—	(1,330)	—		(1,298)		(43)	(2,760)
Net exchange and translation differences	9,475		498	525	12	41,185		960		51,185	1,470
Result from net monetary position (3)	(35)		—	—	—	—		—		(35)	—
Reclassifications and other movements	(5,447	) (6)	1,103	(2,026)	2,026	(13,572	) (1)	(346	) (1)	(21,045)	2,783

Amount as of December 31, 2020	50,369		1,934	5,531	2,618	130,588		1,581		186,488	6,133

(1)
Includes (13,918), 1,172 and (11,710) corresponding to the annual recalculation of abandonment of hydrocarbon wells cost for the years ended December 31, 2020, 2019 and 2018, respectively; and (3,133) corresponding to liabilities reclassified as Liabilities associated to assets held for disposal as of December 31, 2018.

(2)	See Note 3.
(3)
Includes adjustment for inflation of opening balances of provisions in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(4)
Includes 10,572 corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2011-2017 plus the accrual of financial interest since March 31, 2019, date on which the Company decided to adhere to the regime of extended moratorium. See Note 16.

(5)
Includes 3,645 corresponding to the recovery of liabilities with the regime of extended moratorium for periods 2011-2013 of the dispute relating to the tax deduction of hydrocarbon well abandonment costs. See Note 16.

(6)
Includes 2,953 reclassified as Income tax liability with the regime of extended moratorium for 2011-2013 of the dispute relating to the tax deduction of hydrocarbon well abandonment costs. See Note 16.